Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥) ¥ / $	Sep. 30, 2015 CNY (¥)	Sep. 30, 2016 USD ($) ¥ / $	Dec. 31, 2015 CNY (¥)
Significant Accounting Policies [Line Items]
Foreign Currency Exchange Rate, Translation | ¥ / $	6.6685		6.6685
Restricted Cash and Cash Equivalents, Current	¥ 27,072		$ 4,060	¥ 48,144
Advertising Expense	128,252	¥ 99,310
Bank Deposits Notes Payable [Member]
Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current	19,872			22,044
Bank Deposits Letters Of Guarantee [Member]
Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current	¥ 7,200			¥ 26,100